Share-based compensation (2007 Equity Incentive Plan, 2007 Long Term Incentive Plan, 2015 Long Term Incentive Plan and 2014 Restricted Stock Unit Plan) (Details) - USD ($)								1 Months Ended		12 Months Ended
	Nov. 06, 2015	Sep. 30, 2015	Jul. 29, 2015	Jul. 01, 2015	Apr. 10, 2015	Feb. 26, 2015	May 23, 2014	Jul. 27, 2017	Apr. 18, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Nov. 30, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted										0	0
Value of shares repurchased										$ 3,485,952	$ 4,003,999	$ 3,259,998
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted										0
2007 Plan [Member] | Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	200,000	200,000		1,200,000	600,000	200,000
Exercise price of options granted	$ 1.81	$ 1.39		$ 1.71	$ 1.605	$ 1.255
Weighted-average fair value of options granted	$ 0.61	$ 0.50		$ 0.48	$ 0.52	$ 0.36
Total expected compensation cost, net of expected forfeitures	$ 122,109	$ 100,243		$ 577,836	$ 312,671	$ 71,853
Vesting period for plan	36 months	36 months		36 months	36 months	36 months
Stock options granted, expiration date	Nov. 06, 2025	Sep. 30, 2025		Jul. 01, 2025	Apr. 10, 2025	Feb. 26, 2025
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized														10,000,000
2014 Restricted Stock Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares repurchased								$ 3,485,952
2014 Restricted Stock Unit Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares repurchased					$ 3,259,998		$ 7,042,725		$ 4,003,999
Shares repurchased					2,076,964		4,234,884		1,614,220
Weighted average grant-date fair value of restricted shares granted										$ 2.68	$ 2.75	$ 1.60
2014 Restricted Stock Unit Plan [Member] | Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized							10,000,000
Long Term Incentive Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized													20,000,000
Options granted										0
Long Term Incentive Plan 2015 [Member] | Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			81,600	6,574,600
Exercise price of options granted			$ 1.71	$ 1.71
Weighted-average fair value of options granted			$ 0.42	$ 0.48
Total expected compensation cost, net of expected forfeitures			$ 34,294	$ 3,165,867
Vesting period for plan			33 months	34 months
Stock options granted, expiration date			Jul. 29, 2025	Jul. 01, 2025